Pension Plans and Other Postretirement Benefits - Multiemployer Pension Plans and Other Postretirement Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Multiemployer Plans, Pension
Pension Plans and Other Postretirement Benefits
Period contributions	$ 17	$ 15	$ 14
Other Postretirement Benefit Plan
Pension Plans and Other Postretirement Benefits
Period contributions	58	52	60
Benefit obligation	25	24
Net periodic pension cost	$ 1	$ 1	$ 2